Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Multi-Advisor International Value Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Value Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I and Class R4 shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Multi-Advisor International Value Fund Class A, B, C, I and R4 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Multi-Advisor International Value Fund:	Class A — before taxes			2.43%	(1.88%)	6.51%	Sep 28, 2001
before taxes Class B	Columbia Multi-Advisor International Value Fund:	Class B — before taxes			2.96%	(1.73%)	6.39%	Sep 28, 2001
before taxes Class C	Columbia Multi-Advisor International Value Fund:	Class C — before taxes			6.85%	(1.45%)	6.39%	Sep 28, 2001
before taxes Class I	Columbia Multi-Advisor International Value Fund:	Class I — before taxes			9.54%	(0.15%)	5.26%	Mar 4, 2004
before taxes Class R4	Columbia Multi-Advisor International Value Fund:	Class R4 — before taxes			9.20%	(0.32%)	7.50%	Sep 28, 2001
after taxes on distributions Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions			1.55%	(3.15%)	5.54%	Sep 28, 2001
after taxes on distributions and redemption of fund shares Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions and redemption of fund shares			1.78%	(1.72%)	5.58%	Sep 28, 2001
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)		Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	3.25%	1.37%
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) Since Inception, 2001-09-28							7.36%	Sep 28, 2001
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) Since Inception, 2004-03-04							5.68%	Mar 4, 2004
MSCI EAFE Value Index (Gross)		MSCI EAFE Value Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	3.81%	1.96%
MSCI EAFE Value Index (Gross) Since Inception, 2001-09-28							7.90%	Sep 28, 2001
MSCI EAFE Value Index (Gross) Since Inception, 2004-03-04							6.28%	Mar 4, 2004
Lipper International Multi-Cap Value Funds Index		Lipper International Multi-Cap Value Funds Index		(reflects no deduction for fees or taxes)	10.40%	3.37%
Lipper International Multi-Cap Value Funds Index Since Inception, 2001-09-28							8.98%	Sep 28, 2001
Lipper International Multi-Cap Value Funds Index Since Inception, 2004-03-04							6.89%	Mar 4, 2004
[1]	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Managers Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Multi-Advisor International Value Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Value Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Multi-Advisor International Value Fund | Class Z Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Multi-Advisor International Value Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Multi-Advisor International Value Fund:	Class A — before taxes	[1]		8.67%	(0.71%)	7.19%	Sep 28, 2001
after taxes on distributions Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions	[1]		7.74%	(2.00%)	6.22%	Sep 28, 2001
after taxes on distributions and redemption of fund shares Class A	Columbia Multi-Advisor International Value Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		5.85%	(0.73%)	6.19%	Sep 28, 2001
Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)		Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	3.25%	1.37%	7.36%	Sep 28, 2001
MSCI EAFE Value Index (Gross)		MSCI EAFE Value Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	3.81%	1.96%	7.90%	Sep 28, 2001
Lipper International Multi-Cap Value Funds Index		Lipper International Multi-Cap Value Funds Index		(reflects no deduction for fees or taxes)	10.40%	3.37%	8.98%	Sep 28, 2001
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Managers Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Multi-Advisor International Value Fund	12/30/2010
		Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) EAFE Value Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I and Class R4 shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund’s primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Managers Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	2.43%
5 years	rr_AverageAnnualReturnYear05	(1.88%)
Since inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	2.96%
5 years	rr_AverageAnnualReturnYear05	(1.73%)
Since inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	6.85%
5 years	rr_AverageAnnualReturnYear05	(1.45%)
Since inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	9.54%
5 years	rr_AverageAnnualReturnYear05	(0.15%)
Since inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	9.20%
5 years	rr_AverageAnnualReturnYear05	(0.32%)
Since inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.55%
5 years	rr_AverageAnnualReturnYear05	(3.15%)
Since inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	1.78%
5 years	rr_AverageAnnualReturnYear05	(1.72%)
Since inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	3.25%
5 years	rr_AverageAnnualReturnYear05	1.37%
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) | Since Inception, 2001-09-28
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Morgan Stanley Capital International (MSCI) EAFE Value Index (Net) | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | MSCI EAFE Value Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	3.81%
5 years	rr_AverageAnnualReturnYear05	1.96%
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | MSCI EAFE Value Index (Gross) | Since Inception, 2001-09-28
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | MSCI EAFE Value Index (Gross) | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Lipper International Multi-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Multi-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.40%
5 years	rr_AverageAnnualReturnYear05	3.37%
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Lipper International Multi-Cap Value Funds Index | Since Inception, 2001-09-28
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class A, B, C, I and R4 Shares | Lipper International Multi-Cap Value Funds Index | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Multi-Advisor International Value Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund’s primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Managers Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Multi-Advisor International Value Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	8.67%
5 years	rr_AverageAnnualReturnYear05	(0.71%)
Since inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[2]
1 year	rr_AverageAnnualReturnYear01	7.74%
5 years	rr_AverageAnnualReturnYear05	(2.00%)
Since inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Multi-Advisor International Value Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[2]
1 year	rr_AverageAnnualReturnYear01	5.85%
5 years	rr_AverageAnnualReturnYear05	(0.73%)
Since inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class Z Shares | Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) EAFE Value Index (Net)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	3.25%
5 years	rr_AverageAnnualReturnYear05	1.37%
Since inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class Z Shares | MSCI EAFE Value Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (Gross)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	3.81%
5 years	rr_AverageAnnualReturnYear05	1.96%
Since inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
Columbia Multi-Advisor International Value Fund | Class Z Shares | Lipper International Multi-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Multi-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	10.40%
5 years	rr_AverageAnnualReturnYear05	3.37%
Since inception	rr_AverageAnnualReturnSinceInception	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001

[1]	On September 30, 2011, the MSCI EAFE Value Index (Net) replaced the MSCI EAFE Value Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.